Net Assets And Liabilities Acquired In Acquisition Of Sportshub Games Network	Dec. 31, 2022 USD ($)
Net Assets And Liabilities Assumed In Acquisition Of Sport hub Gaming Network [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash and Restricted Cash	$ 48,859,270
Accounts receivable	186,712
Prepaids and other assets	1,916,932
Operating right-of-use asset	95,793
Equipment	11,953
Goodwill and intangible assets	7,358,703
Accounts payable and accrued liabilities	(284,345)
Customer obligations	(42,600,997)
Prize liabilities	(5,056,120)
Note payable	(5,387,851)
Other long-term liabilities	(106,703)
Deferred revenue	(3,574,285)
Deferred tax liability	(48,775)
Net assets acquired	$ 1,370,287